Summary of significant accounting policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, plant, and equipment
Accumulated deficit	$ (148,067)	$ (108,069)
Cash, cash equivalents and investments	$ 95,600
Number of reportable segment | segment	1
Top of range
Property, plant, and equipment
Expenses associated with defined contribution plans	$ 600	$ 600	$ 600
Building improvements
Property, plant, and equipment
Estimated useful lives	10 years
Laboratory equipment
Property, plant, and equipment
Estimated useful lives	5 years
Office equipment
Property, plant, and equipment
Estimated useful lives	5 years
Information and communication equipment (ICT)
Property, plant, and equipment
Estimated useful lives	5 years